EMPLOYEE SHARE OPTIONS (Schedule of Stock Options) (Details)	0 Months Ended		12 Months Ended
	Sep. 30, 2011 CNY	Nov. 27, 2009 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)
Number of Shares
Outstanding, January 1, 2012					4,643,734
Forfeited
Granted	4,765,800	4,765,800
Outstanding, December 31, 2012				4,327,850	4,643,734
Vested and expected to vest at December 31, 2012					4,643,734
Exercisable at December 31, 2012					2,143,925
Weighted Average Exercise Price Per Share
Outstanding, January 1, 2012					$ 3.67
Forfeited
Granted	2.17	3.67
Outstanding, December 31, 2012				$ 3.55	$ 3.67
Vested and expected to vest at December 31, 2012					$ 3.67
Exercisable at December 31, 2012					$ 3.67
Weighted Average Grant-date Fair Value
Outstanding, January 1, 2012					$ 1.25
Forfeited
Granted
Outstanding, December 31, 2012				$ 1.25	$ 1.25
Vested and expected to vest at December 31, 2012					$ 1.25
Exercisable at December 31, 2012					$ 1.25
Weighted Average Remaining Contractual Term (Years)
Outstanding, December 31, 2012			5 years 18 days	6 years 18 days
Vested and expected to vest at December 31, 2012			5 years 18 days
Exercisable at December 31, 2012			5 years 18 days
Aggregate Intrinsic Value
Outstanding, December 31, 2012
Vested and expected to vest at December 31, 2012
Exercisable at December 31, 2012